                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2000

Check here if Amendment [   ]; Amendment Number: _____________________
This Amendment:  (Check only one:):  [   ] is a restatement
                                     [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     MICHAEL LARSON
Address:  2365 CARILLON POINT
          KIRKLAND, WA 98033

Form 13F File number:  28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    MICHAEL LARSON
Title:   REPORTING MANAGER
Phone:   (425) 803-0720

Signature, Place, and Date of Signing

/s/ Michael Larson             Kirkland, Washington            May 11, 2000
----------------------        -----------------------         -----------------
      [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

             Form 13F File Number               Name

             28-
                -------------------------       -------------------------------
             [Repeat as necessary.]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Value:     *
Form 13F Information Table Value Total:     $*
                                            (thousands)

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.  Form 13F File Number        Name

         1    28-05149                    Cascade Investment L.L.C.

         [Repeat as necessary.]


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

---------------------------------------------------------------------------------------------------------------------------------
                           FORM 13F INFORMATION TABLE*
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                          AMOUNT AND TYPE OF
                                                                                               SECURITY


---------------------------------------------------------------------------------------------------------------------------------
             NAME OF ISSUER                 TITLE OF CLASS      CUSIP      VALUE (X$1000)      SHARES/PRN     SH/     INVESTMENT
             --------------                ----------------    -------    ----------------    ------------   -----   -----------
                                                                                                 AMOUNT       PRN     DISCRETION
                                                                                              ------------   -----   -----------
---------------------------------------------------------------------------------------------------------------------------------

AVISTA CORP                                  COMMON STOCK     05379B100       72,840.63         1,787,500      SH         YES
---------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                                    COMMON STOCK     449295100      178,291.11         4,935,394      SH         YES
---------------------------------------------------------------------------------------------------------------------------------
NEWPORT NEWS SHIPBUILDING                    COMMON STOCK     652228100       77,527.73         2,562,900      SH         YES
---------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY                     COMMON STOCK     689648100       19,267.60           966,400      SH         YES
---------------------------------------------------------------------------------------------------------------------------------
PAN AMERN SILVER CORP                        COMMON STOCK     697900100       11,075.31         2,905,000      SH         YES
---------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC                            COMMON STOCK     760759100      151,637.50        13,864,000      SH         YES
---------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC                       COMMON STOCK     806882100       10,877.24           602,200      SH         YES
---------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT PLC                         SPONSORED ADR     934435200       23,936.61         1,484,441      SH         YES
---------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CENTRAL TRANSPORTATION             COMMON STOCK     976592100       16,353.75         1,335,000      SH         YES
---------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                          VOTING AUTHORITITY

-------------------------------------------------------------------------------
             NAME OF ISSUER                  OTHER      SOLE   SHARED    NONE
             --------------                  ------     ----   ------    ----
                                            MANAGERS
                                            --------
-------------------------------------------------------------------------------

AVISTA CORP                                   N/A       YES
-------------------------------------------------------------------------------
ICOS CORP                                     N/A       YES
-------------------------------------------------------------------------------
NEWPORT NEWS SHIPBUILDING                     N/A       YES
-------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY                      N/A       YES
-------------------------------------------------------------------------------
PAN AMERN SILVER CORP                         N/A       YES
-------------------------------------------------------------------------------
REPUBLIC SVCS INC                             N/A       YES
-------------------------------------------------------------------------------
SCHNITZER STL INDS INC                        N/A       YES
-------------------------------------------------------------------------------
WARNER CHILCOTT PLC                           N/A       YES
-------------------------------------------------------------------------------
WISCONSIN CENTRAL TRANSPORTATION              N/A       YES
-------------------------------------------------------------------------------



*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.



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